September 8, 2009




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Variable Account C (811-8052)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Variable Account C, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2009 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the semiannual report mailing.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds
		Registration No.:  811-07452
		CIK No.: 0000896435
		Accession No.:  0000950123-09-038813
		Date of Filing: 08/28/2009

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001325358-09-000463
		Date of Filing:  08/27/2009

		Filer/Entity: American Century Variable Portfolios II Inc. Registration No.: 811-10155
		CIK No.:  0001124155
		Accession No.:  0001325358-09-000456
		Date of Filing:  08/27/2009

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.:  0001056707-09-000013
		Date of Filing:  08/20/2009

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-09-000014
		Date of Filing:  08/21/2009

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-09-000011
		Date of Filing:  08/25/2009

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-09-000018
		Date of Filing:  08/25/2009

		Filer/Entity:  DWS Investments VIT Funds
		Registration No.:  811-07507
		CIK No.:  0001006373
		Accession No.:  0000088053-09-000865
		Date of Filing:  08/26/2009

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-09-000854
		Date of Filing:  08/26/2009

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-09-000943
		Date of Filing:  08/27/2009

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0000912577-09-000004
		Date of Filing:  08/27/2009

		Filer/Entity: Financial Investors Variable Insurance Trust Registration No.: 811-21987
		CIK No.:  0001382990
		Accession No.:  0001382990-09-000012
		Date of Filing:  08/28/2009

		Filer/Entity:  Franklin Templeton Variable Insurance
			       Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0000837274-09-000063
		Date of Filing:  08/28/2009

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001171520-09-000620
		Date of Filing:  08/31/2009

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001325358-09-000539
		Date of Filing:  08/31/2009

		Neuberger Berman Advisers Management Trust
		Registration No:  811-04255
		CIK No.:  0000736913
		Accession No.:  0000736913-09-000005
		Date of Filing:  08/31/2009

		Filer/Entity:  Pioneer Variable Contracts Trust/MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-09-000079
		Date of Filing:  08/28/2009

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001236835-09-000145
		Date of Filing:  08/27/2009

		Filer/Entity:  Summit Mutual Funds, Inc.
		Registration No.:  811-04000
		CIK No.:  0000743773
		Accession No.:  0000743773-09-000030
		Date of Filing:  08/28/2009

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-09-001362
		Date of Filing:  08/26/2009

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000722574-09-000187
		Date of Filing:  08/28/2009

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000722574-09-000185
		Date of Filing:  08/28/2009

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000722574-09-000186
		Date of Filing:  08/28/2009

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.: 0000880195-09-000222
		Date of Filing:  08/28/2009

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.: 0000773757-09-000110
		Date of Filing:  08/27/2009

If you have any questions regarding this filing, please contact me at (425) 256-5026.

						Sincerely,


						/s/Jacqueline M. Veneziani
						Jacqueline M. Veneziani
						Senior Counsel

August 2009

Dear Valued Customer:

Enclosed are Semiannual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of August 1, 2009 within the following Symetra contract:

Prospectuses, Annual Reports or Semi-Annual Reports, and Statements of Additional Information are also available online by following these simple steps:


1.  Log on to www.symetra.com.
2.  Select the "Performance & Prospectus" tab.
3.  Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.



As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Life Insurance Company




Enclosure(s)
LPS-6577 7/09

August 2009

Dear Valued Customer:

Enclosed are Semiannual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of August 1, 2009 within the following Symetra contract:


As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Life Insurance Company




LPS-6578 7/09

August 2009


Dear Valued Customer:

Enclosed are Semiannual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of August 1, 2009 within your Symetra variable annuity and/or variable life insurance contract(s).

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Life Insurance Company




LPS-6579 7/09

August 2009



To: Our Qualified Retirement Plan Sponsors

Enclosed are Semiannual Reports which may include recent prospectus supplement updates for the underlying investment portfolios within the following
Symetra contract:


Prospectuses, Annual Reports or Semi-Annual Reports, and Statements of Additional Information are also available online by following these simple steps:


1.  Log on to www.symetra.com.
2.  Select the "Performance & Prospectus" tab.
3.  Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.


As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you and your plan participants meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Life Insurance Company






LPS-6580 7/09

August 2009



RE:  Have you changed your e-mail address?

Dear Valued Customer:

We have attempted three times to notify you by e-mail that you have a new compliance document available for viewing, but each time the e-mail has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new document is available for viewing.

To satisfy SEC requirements, we are enclosing the compliance documents(s) for your Symetra Life Insurance Company variable annuity and/or variable life contract with this mailing.

Please log in to your account and update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery, or:

1.  Log on to www.symetra.com.
2.  Select the "Performance & Prospectus" tab.
3.  Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

Please Note: Because we are required by law to deliver certain documents to you, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent compliance mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.


Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Life Insurance Company

August 2009



RE:  Your Symetra Regulatory Documents

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the link below to view the semiannual reports and recent updates to your variable annuity or variable life products.

http://prtdocs.newriver.com/symetra/xxxxxxxxx.pdf

As always, Symetra is committed to providing you with outstanding products and exceptional services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA or your registered representative.


Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Life Insurance Company




The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify Symetra immediately. Thank you for your cooperation.